Equipment: Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Property, Plant and Equipment

	As at December 31, 2015	As at December 31, 2014
	$	$
Furniture	41,272	41,272
Computer equipment	27,826	27,826
Total cost	69,098	69,098
Less: Accumulated depreciation	(69,098)	(69,098)
	-	-